Share capital and share-based compensation	12 Months Ended
Oct. 31, 2022
Share Capital, Reserves And Other Equity Interest [Abstract]
Share capital and share-based compensation	Share capital and share-based compensation
Authorized share capital
Li-Cycle Corp. is authorized to issue an unlimited number of voting common shares, Class A non-voting common shares, preference shares and Class A preferred shares, in each case without par value. All issued shares are fully paid. Li-Cycle Holdings Corp. is authorized to issue an unlimited number of voting common shares without par value. All issued shares are fully paid.

For retrospective presentation, the number of Li-Cycle Corp. common shares and Class A preferred shares on the consolidated statements of changes in equity have been scaled by the Business Combination exchange ratio of 1:39.91 for periods prior to the completion of the Business Combination on August 10, 2021.

The changes in the Company’s outstanding common shares were as follows:

For the years ended October 31,		2022		2021
	Note	Number of shares (in millions)	Capital Stock	Number of shares (in millions)	Capital Stock
Balance, beginning of period		163.3	$672.1	83.4	$15.5
Issuance of shares - Series C private placement		—	—	11.2	21.6
Issuance of shares for non-cash costs		—	—	0.5	0.5
Issuance of shares - Public placement through Business Combination		—	—	65.7	629.7
Exercise of RSUs		0.3	3.6	0.4	3.9
Exercise of stock options		1.4	0.4	2.1	0.9
Exercise of warrants	14	5.7	46.0	—	—
Issuance of shares to LG Energy Solution, Ltd. and LG Chem, Ltd.		5.3	49.7	—	—
Balance, end of period		176.0	$771.8	163.3	$672.1

On May 12, 2022, the Company announced the successful completion of the $50 million aggregate investment in common shares of the Company by LG Energy Solution, Ltd. (“LGES”) and LG Chem, Ltd. (“LGC”). The Company issued 5,300,352 shares at an average price of $9.43 per common shares to LGES and LGC (being 2,650,176 common shares each). The investment was split into two tranches: (i) an initial tranche of 4,416,960 common shares, in the aggregate, at a price of $10.00 per share (for an aggregate initial tranche subscription price of approximately $44.2 million), and (ii) a second tranche of 883,392 common shares, in the aggregate, at a price of $6.60 per share (for an aggregate second tranche subscription price of approximately $5.8 million). The total cash inflow, net of transaction costs, was $49.7 million.
Long-term incentive plans
Stock options
For stock options issued under the Company's 2021 Long Term-Incentive Plan ("LTIP plan"), each of the Company's stock options converts into one common share of the Company on exercise. No amounts are paid or payable by the recipient on receipt of the option. The options carry neither rights to dividends nor voting rights. The vesting period is one-third on the first-year anniversary of the grant of the option, and one-third every consecutive year thereafter. If an option remains unexercised after a period of 10 years from the date of grant, the option expires. Options are forfeited if the recipient terminates their employment or contract with the Company before the options vest.

A summary of stock option activities is as follows:

For the years ended October 31,		2022		2021
$ millions, except number of options	Number of stock options	Weighted average exercise price of stock options	Number of stock options	Weighted average exercise price of stock options
Balance, beginning of the year	5,296,554	2.81	5,327,980	0.38
Granted	763,829	7.81	2,320,989	6.13
Exercised	(1,547,113)	0.46	(2,172,820)	0.62
Forfeited	(2,619)	10.93	(179,595)	1.06
Balance, end of the year	4,510,651	4.46	5,296,554	2.81
Exercisable stock options	3,253,287	2.70	4,242,707	0.79

During the twelve months ended October 31, 2022, 1,547,113 stock options were exercised on a cashless basis (2021: 1,148,570), resulting in the issuance of 1,446,697 common shares (2021: 1,031,226) of Li-Cycle Holdings Corp., net of stock option issuance costs.

A summary of the outstanding stock options is as follows:

			2022
Range of exercise prices	Number of stock options	Weighted-average remaining contractual life (years)	Expiration year
0.02 - 0.37	1,268,220	1.24	2023-2024
1.07 - 2.15	1,033,029	7.72	2029-2030
2.15 - 13.20	2,209,402	8.87	2031-2032
Total	4,510,651

The Company recognized total expenses of $6.6 million related to stock options during the twelve months ended October 31, 2022 (2021: $2.7 million, 2020: $0.2 million).

The fair value of the stock options granted during the twelve months ended October 31, 2022 was determined to be $3.7 million (2021: $8.3 million, 2020: $0.9 million), using the Black-Scholes Merton option pricing model. The assumptions used in the stock option pricing model for the grants during the year ended October 31, 2022 were as follows:

Risk free interest rate	1.4% - 3.6%
Expected life of options	6 years
Expected dividend yield	0.0%
Expected stock price volatility	63% - 70%
Expected forfeiture rate	0.0%

Expected volatility was determined by calculating the average historical volatility of a group of listed entities that are considered similar in nature to the Company.
Restricted share units
Under the terms of the Company's LTIP plan, restricted share units ("RSUs") of Li-Cycle Holdings Corp. have been issued to executives, directors, employees and advisors. The RSU vesting periods ranged from several months to 3 years. The RSUs represent the right to receive common shares from the Company in an amount equal to the fair market value of a common share of Li-Cycle Holdings Corp. at the time of distribution. RSUs issued under the LTIP plan are expected to be settled in common shares. RSUs issued under the LTIP plan are classified as equity on the consolidated statements of financial position.

The Company recognized share-based compensation expense relating to RSUs totaling $11.5 million in the twelve months ended October 31, 2022 (2021: $1.3 million, 2020:$0.1 million).

A summary of RSU activities is as follows:

For the years ended October 31,		2022		2021
$ millions, except number of RSUs	Number of RSUs	Weighted average share price on grant date	Number of RSUs	Weighted average share price on grant date
Balance, beginning of the year	716,763	10.93	87,084	1.07
Granted¹	1,703,966	8.38	1,021,955	8.29
Exercised	(317,619)	11.22	(392,276)	1.87
Forfeited	(55,073)	9.98	—	—
Balance, end of the year	2,048,037	8.79	716,763	10.93
¹Grants prior to August 10, 2021 were issued prior to the Company becoming public.

RSUs granted in the twelve months ended October 31, 2022 vest over 1 to 3 years.

For the twelve months ended October 31, 2022, the Company capitalized $0.6 million in RSU and stock option costs to assets under construction (2021: $nil).